Appendix 4 Additional Information on Financial Debt - Summary of Identification of Bank Borrowings by Company (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 122	$ 4,274
Chile [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.99%	6.99%
Nominal Interest Rate	6.90%	6.90%
Enel Distribucion Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID Number (RUT)	96.800.570-7
Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID Number (RUT)	91.081.000-6
Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 122	$ 4,274
Banco De Credito E Inversiones [Member] | Enel Distribucion Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%	6.00%
Nominal Interest Rate	6.00%	6.00%
Current, Maturity	$ 13	$ 102
Banco De Credito E Inversiones [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%	6.00%
Nominal Interest Rate	6.00%	6.00%
Current, Maturity	$ 97	$ 2,037
Banco De Credito E Inversiones [Member] | Less than 90 Days [Member] | Enel Distribucion Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	13	102
Banco De Credito E Inversiones [Member] | Less than 90 Days [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 97	$ 2,037
Banco Santander [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%	6.00%
Nominal Interest Rate	6.00%	6.00%
Current, Maturity	$ 12	$ 2,135
Banco Santander [Member] | Less than 90 Days [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	12	2,135
Undiscounted Cash Flow [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 122	4,283
Undiscounted Cash Flow [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.00%
Current, Maturity	$ 122	$ 4,283
Undiscounted Cash Flow [Member] | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.90%	6.90%
Undiscounted Cash Flow [Member] | Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 122	$ 4,283
Undiscounted Cash Flow [Member] | Banco De Credito E Inversiones [Member] | Enel Distribucion Chile S.A. [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID Number (RUT)	96.800.570-7	96.800.570-7
Effective Interest Rate	6.00%	6.00%
Nominal Interest Rate	6.00%	6.00%
Current, Maturity	$ 13	$ 102
Undiscounted Cash Flow [Member] | Banco De Credito E Inversiones [Member] | Enel Generación Chile S.A. [Member] | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID Number (RUT)	91.081.000-6	91.081.000-6
Effective Interest Rate	6.00%	6.00%
Nominal Interest Rate	6.00%	6.00%
Current, Maturity	$ 97	$ 2,048
Undiscounted Cash Flow [Member] | Banco De Credito E Inversiones [Member] | Less than 90 Days [Member] | Enel Distribucion Chile S.A. [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	13	102
Undiscounted Cash Flow [Member] | Banco De Credito E Inversiones [Member] | Less than 90 Days [Member] | Enel Generación Chile S.A. [Member] | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 97	$ 2,048
Undiscounted Cash Flow [Member] | Banco Santander [Member] | Enel Generación Chile S.A. [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID Number (RUT)	91.081.000-6	91.081.000-6
Effective Interest Rate	6.00%	6.00%
Nominal Interest Rate	6.00%	6.00%
Current, Maturity	$ 12	$ 2,133
Undiscounted Cash Flow [Member] | Banco Santander [Member] | Less than 90 Days [Member] | Enel Generación Chile S.A. [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 12	$ 2,133